Property and equipment, net (Details) - Schedule of Composition and Changes - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, Beginning balance	₪ 442	₪ 380
Additions	128	62
Cost, Ending balance	570	442
Accumulated depreciation
Accumulated depreciation, Beginning balance	224	142
Depreciation	98	82
Accumulated depreciation, Ending balance	322	224
Depreciated cost:
Balance	248	218
Computers [Member]
Cost
Cost, Beginning balance	310	248
Additions	92	62
Cost, Ending balance	402	310
Accumulated depreciation
Accumulated depreciation, Beginning balance	183	113
Depreciation	84	70
Accumulated depreciation, Ending balance	267	183
Depreciated cost:
Balance	135	127
Office Furniture and Equipment [Member]
Cost
Cost, Beginning balance	66	66
Additions	23
Cost, Ending balance	89	66
Accumulated depreciation
Accumulated depreciation, Beginning balance	25	20
Depreciation	6	5
Accumulated depreciation, Ending balance	31	25
Depreciated cost:
Balance	58	41
Leasehold Improvements [Member]
Cost
Cost, Beginning balance	66	66
Additions	13
Cost, Ending balance	79	66
Accumulated depreciation
Accumulated depreciation, Beginning balance	16	9
Depreciation	8	7
Accumulated depreciation, Ending balance	24	16
Depreciated cost:
Balance	₪ 55	₪ 50